Other Stock-Related Information (Other Stock-based Compensation) (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares [Abstract]
Opening balance	13,572
Granted	5,016
Vested	(3,305)
Forfeited	(387)
Closing balance	14,896	13,572
RSUs expected to vest	13,667
Weighted Average Exercise Price [Abstract]
RSUs Outstanding, Opening balance	$ 22.58
Granted	26.08	$ 24.54	$ 20.79
Vested	21.7
Forfeited	22.31
RSUs Outstanding, Closing balance	24	$ 22.58
RSUs expected to vest	$ 21.94
Weighted average exercise remaining contractual term (in years)
RSUs outstanding at December 31, 2014	02 years 06 months
Share-based compensation other than stock options expected to vest	02 years 02 months
Aggregate intrinsic value
RSUs Outstanding at December 31, 2014	$ 376
RSUs expected to vest	$ 345